Consolidated Statements of Financial Position - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
Non-current assets [abstract]
Intangible assets	€ 4,939	€ 5,272
Property, plant and equipment	139,345	126,049
Investment in associate	32,001	38,345
Other receivables	1,895	1,808
Marketable securities	15,338	107,561
Total non-current assets	193,518	279,035
Current assets
Inventories	103,975	75,405
Trade receivables	6,655	2,200
Income tax receivables	1,630	893
Other receivables	13,264	20,093
Prepayments	34,568	25,231
Marketable securities	311,480	235,797
Cash and cash equivalents	608,330	446,267
Total current assets	1,079,902	805,886
Total assets	1,273,420	1,084,921
Equity
Share capital	7,658	7,646
Distributable equity	443,894	875,989
Total equity	451,552	883,635
Non-current liabilities
Borrowings	533,145	97,966
Derivative liabilities	132,731	0
Contract liabilities	13,154	2,964
Total non-current liabilities	679,030	100,930
Current liabilities
Borrowings	20,096	6,995
Contract liabilities	3,137	2,601
Trade payables and accrued expenses	86,102	59,417
Other liabilities	26,578	29,952
Income taxes payable	126	198
Provisions	6,799	1,193
Total current liabilities	142,838	100,356
Total liabilities	821,868	201,286
Total equity and liabilities	€ 1,273,420	€ 1,084,921